American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2026

Growth Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.3%
General Electric Co.	693,455	249,692,342
Honeywell Aerospace, Inc.(1)	221,617	45,817,099
Rocket Lab Corp.(1)	496,114	32,222,604
		327,732,045
Automobiles — 2.5%
Tesla, Inc.(1)	1,175,086	365,698,514
Banks — 0.3%
Regions Financial Corp.	1,569,690	48,581,906
Biotechnology — 1.0%
AbbVie, Inc.	356,225	89,391,101
Vertex Pharmaceuticals, Inc.(1)	106,698	50,905,616
		140,296,717
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	2,176,956	591,217,711
Building Products — 0.7%
Trane Technologies PLC	209,818	95,456,699
Capital Markets — 1.5%
Goldman Sachs Group, Inc.	63,427	64,592,788
KKR & Co., Inc.	339,567	34,442,281
Robinhood Markets, Inc., Class A(1)	672,544	58,215,409
S&P Global, Inc.	148,422	61,139,474
		218,389,952
Communications Equipment — 0.8%
Ciena Corp.(1)	214,749	80,971,111
Motorola Solutions, Inc.	94,515	41,184,911
		122,156,022
Construction and Engineering — 0.6%
Comfort Systems USA, Inc.	33,613	58,140,070
Sterling Infrastructure, Inc.(1)	59,586	35,559,137
		93,699,207
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	163,066	155,220,895
Sprouts Farmers Market, Inc.(1)	464,530	40,488,435
		195,709,330
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A(1)(2)	246,649	26,729,352
Electrical Equipment — 2.6%
Bloom Energy Corp., Class A(1)	186,748	38,434,606
Eaton Corp. PLC	164,824	68,434,925
GE Vernova, Inc.	201,223	199,269,125
Vertiv Holdings Co., Class A	298,769	72,173,627
		378,312,283
Electronic Equipment, Instruments and Components — 2.5%
Amphenol Corp., Class A	1,819,446	292,384,972
Coherent Corp.(1)	236,935	62,287,842
		354,672,814
Energy Equipment and Services — 0.2%
SLB Ltd.	517,313	25,653,552

Entertainment — 2.4%
Liberty Media Corp.-Liberty Formula One, Class C(1)	507,661	49,816,774
Netflix, Inc.(1)	3,088,102	221,447,795
Spotify Technology SA(1)	151,480	75,730,911
		346,995,480
Financial Services — 3.8%
Apollo Global Management, Inc.	339,002	42,575,261
Mastercard, Inc., Class A	878,501	503,468,923
		546,044,184
Ground Transportation — 1.0%
Knight-Swift Transportation Holdings, Inc.	940,278	65,377,529
Uber Technologies, Inc.(1)	1,065,503	74,968,791
		140,346,320
Health Care Equipment and Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	87,131	48,712,328
Intuitive Surgical, Inc.(1)	334,812	118,299,124
		167,011,452
Health Care Providers and Services — 0.7%
Cencora, Inc.	214,186	66,684,669
Guardant Health, Inc.(1)	248,575	40,266,665
		106,951,334
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	442,924	67,111,844
Dutch Bros, Inc., Class A(1)	1,441,622	94,901,976
Expedia Group, Inc.	235,623	69,447,523
Marriott International, Inc., Class A	146,026	54,442,874
		285,904,217
Household Products — 0.6%
Church & Dwight Co., Inc.	538,522	53,211,359
Procter & Gamble Co.	218,295	31,541,444
		84,752,803
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	228,263	33,826,294
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	202,847	49,301,963
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A	3,531,212	1,257,570,529
Meta Platforms, Inc., Class A	697,859	388,505,084
Reddit, Inc., Class A(1)	256,849	36,130,949
		1,682,206,562
IT Services — 3.3%
Cloudflare, Inc., Class A(1)	313,935	87,581,586
MongoDB, Inc.(1)	279,221	94,231,503
Okta, Inc.(1)	616,422	87,488,774
Quantinuum, Inc., Class A(1)(2)	128,492	6,605,774
Shopify, Inc., Class A(1)	323,172	37,859,600
Snowflake, Inc., Class A(1)	535,157	156,950,845
		470,718,082
Machinery — 1.0%
Parker-Hannifin Corp.	96,009	93,755,669
Xylem, Inc.	391,152	45,753,049
		139,508,718
Pharmaceuticals — 3.3%
Eli Lilly & Co.	420,135	482,667,893

Semiconductors and Semiconductor Equipment — 25.9%
Advanced Micro Devices, Inc.(1)	394,023	187,614,052
Analog Devices, Inc.	167,472	61,530,888
ASML Holding NV	62,925	103,696,933
Broadcom, Inc.	2,293,476	892,804,337
Lam Research Corp.	1,078,647	316,065,144
Micron Technology, Inc.	123,265	101,450,793
NVIDIA Corp.	9,943,603	1,996,178,302
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	171,537	69,343,832
		3,728,684,281
Software — 15.2%
AppLovin Corp., Class A(1)	383,790	151,942,461
Cadence Design Systems, Inc.(1)	612,854	208,382,617
Crowdstrike Holdings, Inc., Class A(1)	906,712	173,055,052
Datadog, Inc., Class A(1)	451,443	120,973,181
Dynatrace, Inc.(1)	2,077,462	92,073,116
Microsoft Corp.	2,220,115	1,031,731,843
Palantir Technologies, Inc., Class A(1)	1,459,867	179,651,233
ServiceNow, Inc.(1)	2,059,257	229,051,156
		2,186,860,659
Specialty Retail — 1.2%
O'Reilly Automotive, Inc.(1)	1,103,267	98,576,906
TJX Cos., Inc.	495,441	77,952,687
		176,529,593
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	1,776,838	548,883,026
Samsung Electronics Co. Ltd.	568,029	98,868,168
		647,751,194
TOTAL COMMON STOCKS (Cost $6,671,102,512)		14,260,367,133
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Growth ETF (Cost $106,743,776)	897,656	106,210,658
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	72,752	72,752
State Street Navigator Securities Lending Government Money Market Portfolio(3)	30,115,572	30,115,572
		30,188,324
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.125%, 6/30/29 - 7/15/29, valued at $55,831,806), at 3.64%, dated 7/31/26, due 8/3/26 (Delivery value $54,753,604)		54,737,000
TOTAL SHORT-TERM INVESTMENTS (Cost $84,925,324)		84,925,324
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $6,862,771,612)		14,451,503,115
OTHER ASSETS AND LIABILITIES — (0.3)%		(40,660,041)
TOTAL NET ASSETS — 100.0%		$14,410,843,074

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,316,148	USD	3,798,581	Bank of America NA	9/25/26	$33,294
EUR	2,214,331	USD	2,525,599	Bank of America NA	9/25/26	33,104
EUR	3,881,221	USD	4,428,652	Morgan Stanley & Co. LLC	9/25/26	56,176
EUR	2,590,187	USD	2,972,437	Morgan Stanley & Co. LLC	9/25/26	20,576
EUR	3,284,056	USD	3,758,625	Morgan Stanley & Co. LLC	9/25/26	36,167
EUR	8,750,351	USD	10,004,197	Morgan Stanley & Co. LLC	9/25/26	107,007
EUR	3,239,764	USD	3,718,977	UBS AG	9/25/26	24,635
EUR	6,664,387	USD	7,628,197	UBS AG	9/25/26	72,634
USD	19,305,596	EUR	16,811,859	Bank of America NA	9/25/26	(120,842)
USD	26,793,928	EUR	23,361,535	Bank of America NA	9/25/26	(200,790)
USD	3,451,592	EUR	3,016,624	Bank of America NA	9/25/26	(34,178)
USD	3,184,312	EUR	2,759,890	Bank of America NA	9/25/26	(4,796)
USD	19,312,271	EUR	16,811,860	Citibank NA	9/25/26	(114,168)
USD	19,301,652	EUR	16,811,860	Morgan Stanley & Co. LLC	9/25/26	(124,786)
USD	2,381,062	EUR	2,078,646	Morgan Stanley & Co. LLC	9/25/26	(20,855)
USD	19,303,276	EUR	16,811,860	UBS AG	9/25/26	(123,162)
USD	5,073,886	EUR	4,441,481	UBS AG	9/25/26	(58,334)
USD	5,699,512	EUR	4,974,221	UBS AG	9/25/26	(48,299)
USD	3,533,410	EUR	3,080,808	UBS AG	9/25/26	(26,525)
						$(493,142)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,470,431. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,115,572.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,057,802,032	$202,565,101	—
Exchange-Traded Funds	106,210,658	—	—
Short-Term Investments	30,188,324	54,737,000	—
	$14,194,201,014	$257,302,101	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$383,593	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$876,735	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.